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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
 ______________________________
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported):
N/A
__________________________________________________________________________
 DISCOVER FUNDING LLC
(Exact name of securitizer as specified in its charter)
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333-205455	0001645731
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Andrea E. Steeves, Capital One Financial Corporation, Senior Counsel
(703) 720-1000
Name and telephone number, including area code, of the person to contact in connection with this filing
 _______________________________________________________________________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:___________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

_______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

As previously reported, on December 18, 2025, Discover Funding LLC (“Discover Funding”), as Beneficiary on behalf of Discover Card Execution Note Trust (the “Note Issuance Trust”), defeased the outstanding DiscoverSeries Class A(2021-2) Notes, Class A(2023-1) Notes, and Class A(2023-2) Notes (collectively, the “Class A Notes”) issued by the Note Issuance Trust pursuant to Section 1310 of the Second Amended and Restated Indenture (“Indenture”), as amended, and a Defeasance Agreement, dated as of December 18, 2025.

In connection with the defeasance, the original collateral securing the Note Issuance Trust’s obligations with respect to the defeased Class A Notes, including the Series 2007-CC Collateral Certificate that represented a beneficial interest in the portfolio of credit card receivables held by Discover Card Master Trust I (the “Master Trust”), was released from the lien of the Indenture and was replaced by defeasance collateral consisting of U.S. Treasury bonds, cash, or a combination of both. The portfolio of credit card receivables held by the Master Trust was then reassigned to Discover Funding, and by Discover Funding to Capital One, National Association (“CONA”) and the Master Trust and the Fourth Amended and Restated Pooling and Servicing Agreement were terminated in accordance with the terms of the Fourth Amended and Restated Pooling and Servicing Agreement, as amended.

Upon completion of the defeasance, the defeasance collateral became the sole source for the scheduled payments of principal of, and interest on, the defeased Class A Notes. In addition, upon termination of the Master Trust and the Fourth Amended and Restated Pooling and Servicing Agreement, the underlying transaction agreements relating to the defeased Class A Notes no longer contain a covenant to repurchase or replace an underlying asset for breach of a representation or warranty.

None of the credit card receivables securitized by CONA, as successor in interest to Discover Bank, and held by the Master Trust prior to the defeasance, were the subject of a demand to repurchase or replace for breach of representations and warranties during the reporting period of January 1, 2025 to December 18, 2025.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DISCOVER FUNDING LLC (Securitizer)

By:	/s/ Franco E. Harris
Name:	Franco E. Harris
Title:	President
Date: February 13, 2026